INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 9,548
Cost of revenue	3,768
Gross profit	5,780
Operating expenses:
Research and development	5,119
Selling and marketing	4,901
General and administrative	4,997
Transaction-related costs (Note 1d)	812
Total operating expenses	15,829
Operating loss	(10,049)
Finance income	171
Finance expenses	(306)
Financing expenses, net	(135)
Loss before income taxes	(10,184)
Income taxes (tax benefit)	38
Profit (loss)	(10,222)
Other comprehensive income (loss) (net of tax effect):
Remeasurement gain from defined benefit plans	225
Total components that will not be reclassified subsequently to profit or loss	225
Total comprehensive loss	$ (9,997)
Basic loss per Ordinary share | $ / shares	$ (1.90)
Diluted loss per Ordinary share | $ / shares	$ (1.90)
Weighted average number of shares outstanding used to compute basic loss per share | shares	7,703,799
Weighted average number of shares outstanding used to compute diluted loss per share | shares	7,703,799